Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 56,817	$ 193,807
Canadian federal and provincial income tax rates	26.00%	26.00%
Income tax expense based on above rates	$ 14,772	$ 50,390
Non-deductible stock based compensation and other	2,206	4,001
Differences in tax rates in foreign jurisdictions	(16,605)	(72,898)
Impact of tax rate changes	(47)
Current period unrecognized temporary differences - impairments		16,874
Current period unrecognized temporary differences	3,602	5,658
Write down (reversal of write down) of previously recognized temporary differences	(4,814)	(5,355)
Income tax recovery	$ (886)	$ (1,330)